SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Depreciation Rates
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software and related equipment	16 - 33
Office furniture and equipment	7 - 20
Leasehold improvements	Over the shorter of the related lease period or the life of the asset